NOTE 12 - OPTIONS AND WARRANTS - Option valuation assumptions (Details)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate at grant date (minimum)	1.04%
Risk-free interest rate at grant date (maximum)	0.89%
Expected stock price volatility (minimum)	199.38%
Expected stock price volatility (maximum)	344.22%
Expected dividend payout
Expected option life-years	6 years